SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)
Insurance limit	$ 70,000			¥ 500,000
Loans receivables percenatge		3.50%
Impairment	0	$ 0
Impairment on lease	$ 0	0
Value added tax percentage	13.00%
Employee Contribution Plans [Member]
Expenses	$ 660,363	$ 657,565	$ 586,559
Huayou Huiton and Sichuan Leishen Hongzhuo [Member]
Percentage of effective ownership	49.00%			49.00%